UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):  [    ]  is a restatement.
                                  [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Old West Investment Management, LLC.
Address:  601 South Figueroa Street, Suite 2250
          Los Angeles, California  90017

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chad Cook
Title:    Chief Compliance Officer
Phone:    (213) 943-1740

Signature, Place, and Date of Signing:


/s/ Chad Cook         Los Angeles, California             February 13, 2013
-------------------------------------------------------------------------------
Signature                   City, State                          Date

Report Type  (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                        ---------------
Form 13F Information Table Entry Total:           74
                                        ---------------
Form 13F Information Table Value Total:     $134,877
                                        ---------------
                                           (thousands)


List of Other Included Managers:     NONE

                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Agnico-Eagle Mines Ltd         COM              008474108      896    17081 SH       Sole                    17081
Alere Inc                      COM              01449J105      543    29403 SH       Sole                    29403
American Document Solutions In COM              00191G103       26    10442 SH       Sole                    10442
American International Group I COM              026874784     1060    30037 SH       Sole                    30037
Ascent Capital Group, Inc.     COM              043632108     4503    72715 SH       Sole                    72715
AutoNation Inc                 COM              05329w102     7183   180948 SH       Sole                   180948
Bank of America Corp           COM              060505104     2622   225911 SH       Sole                   225911
Berkshire Hathaway Inc         COM              084670702     3368    37556 SH       Sole                    37556
Black Diamond Equipment        COM              09202G101     4636   565484 SH       Sole                   565484
Cadence Design Systems Inc     COM              127387108      407    30152 SH       Sole                    30152
Caterpillar Inc                COM              149123101      370     4140 SH       Sole                     4140
Cintas Corp                    COM              172908105     1170    28611 SH       Sole                    28611
Colfax Corp                    COM              194014106     5217   129302 SH       Sole                   129302
Computer Sciences Corp         COM              205363104      475    11869 SH       Sole                    11869
ConocoPhillips                 COM              20825C104      673    11607 SH       Sole                    11607
Dean Foods Co                  COM              242370104      312    18957 SH       Sole                    18957
Devon Energy Corp              COM              25179M103      439     8446 SH       Sole                     8446
DIRECTV                        COM              25490A309      793    15821 SH       Sole                    15821
Duke Energy Corp               COM              26441C204      757    11867 SH       Sole                    11867
East West Bancorp Inc          COM              27579R104     1571    73132 SH       Sole                    73132
Emerson Electric Co            COM              291011104     1034    19526 SH       Sole                    19526
EOG Resources Inc              COM              26875P101     1076     8914 SH       Sole                     8914
EXCO Resources Inc             COM              269279402      473    69941 SH       Sole                    69941
Ford Motor Co                  COM              345370860      736    56841 SH       Sole                    56841
Furniture Brands International COM              360921100      222   209786 SH       Sole                   209786
Gap Inc/The                    COM              364760108      697    22484 SH       Sole                    22484
Hansen Medical Inc             COM              411307101      225   108574 SH       Sole                   108574
Hess Corp                      COM              42809h107     1018    19228 SH       Sole                    19228
Hewlett-Packard Co             COM              428236103      805    56526 SH       Sole                    56526
Jefferies Group Inc            COM              472319102     9833   529531 SH       Sole                   529531
JPMorgan Chase & Co            COM              46625H100     1089    24776 SH       Sole                    24776
Kinder Morgan Inc/Delaware     COM              49456B101     1059    30000 SH       Sole                    30000
Lamar Advertising Co           COM              512815101      415    10718 SH       Sole                    10718
Legg Mason Inc                 COM              524901105      536    20865 SH       Sole                    20865
Lennar Corp                    COM              526057104      623    16112 SH       Sole                    16112
Liberty Media Corp             COM              531229102     7044    60724 SH       Sole                    60724
MannKind Corp                  COM              56400p201      288   124725 SH       Sole                   124725
Martin Marietta Materials Inc  COM              573284106      756     8021 SH       Sole                     8021
Marvell Technology Group Ltd   COM              G5876H105      921   126898 SH       Sole                   126898
Masco Corp                     COM              574599106      405    24312 SH       Sole                    24312
MBIA Inc                       COM              55262C100      517    65967 SH       Sole                    65967
McEwen Mining Inc              COM              58039P107      716   187127 SH       Sole                   187127
Medtronic Inc                  COM              585055106      649    15832 SH       Sole                    15832
Microsoft Corp                 COM              594918104      650    24355 SH       Sole                    24355
New Gold Inc                   COM              644535106      991    89934 SH       Sole                    89934
Opko Health Inc                COM              68375n103      516   107428 SH       Sole                   107428
PROLOR Biotech Inc             COM              74344F106      157    31784 SH       Sole                    31784
Prospect Capital Corp          COM              74348T102      760    70000 SH       Sole                    70000
SandRidge Energy Inc           COM              80007P307      350    55195 SH       Sole                    55195
Sears Holdings Corp            COM              812350106    37449   905445 SH       Sole                   905445
Sears Hometown and Outlet Stor COM              812362101     5305   162943 SH       Sole                   162943
Skilled Healthcare Group Inc   COM              83066r107      878   137990 SH       Sole                   137990
Smart Balance Inc              COM              83169y108      532    41257 SH       Sole                    41257
Sonic Automotive Inc           COM              83545g102      426    20414 SH       Sole                    20414
St Joe Co/The                  COM              790148100      685    29685 SH       Sole                    29685
Starwood Property Trust, Inc   COM              85571B105     1148    50000 SH       Sole                    50000
Synta Pharmaceuticals Corp     COM              87162T206      195    21628 SH       Sole                    21628
Texas Industries Inc           COM              882491103      824    16164 SH       Sole                    16164
Theravance Inc                 COM              88338t104      349    15710 SH       Sole                    15710
USG Corp                       COM              903293405     1798    64062 SH       Sole                    64062
Wal-Mart Stores Inc            COM              931142103     2852    41801 SH       Sole                    41801
Weatherford International Ltd  COM              H27013103      812    72630 SH       Sole                    72630
Yamana Gold Inc                COM              98462Y100     1264    73490 SH       Sole                    73490
Zions Bancorporation           COM              989701107      317    14856 SH       Sole                    14856
Novartis AG                    ADR              66987V109      686    10840 SH       Sole                    10840
Teva Pharmaceutical Industries ADR              881624209      983    26347 SH       Sole                    26347
Boardwalk Pipeline Partners LP LP               096627104      716    28778 SH       Sole                    28778
Calumet Specialty Products Par LP               131476103     1803    59342 SH       Sole                    59342
Energy Transfer Partners LP    LP               29273R109      515    12000 SH       Sole                    12000
Western Gas Partners LP        LP               958254104     1295    27197 SH       Sole                    27197
Annaly Capital Management Inc  UNIT             035710409      280    20000 SH       Sole                    20000
PennyMac Mortgage Investment T UNIT             70931T103      505    20000 SH       Sole                    20000
Redwood Trust Inc              UNIT             758075402      641    37993 SH       Sole                    37993
Winthrop Realty Trust          UNIT             976391300     1037    93895 SH       Sole                    93895